INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current
Trade creditors	$ 91,328,172	$ 108,307,192
Taxes	6,960,551	5,647,550
Miscellaneous	195,485	1,121,839
Trade and other payable	144,026,138	168,732,469
Shareholders and other related parties
Current
Trade payable, related party	49,646	37,985
Parent company
Current
Trade payable, related party	797,564	729,171
Joint ventures and associates
Current
Trade payable, related party	$ 44,694,720	$ 52,888,732